Cash and due from banks and inter-bank funds - Summary of legal reserve (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [Line Items]
Legal reserve	S/ 6,561,988	S/ 6,756,687
Non-mandatory reserve	9,692,461	982,659
Cash balances not subject to legal reserve	50	67
Total	16,254,499	7,739,413
Deposits in the BCRP [member]
Cash and cash equivalents [Line Items]
Legal reserve	4,603,067	4,998,770
Cash in vaults {member]
Cash and cash equivalents [Line Items]
Legal reserve	1,958,921	1,757,917
Term deposits in the BCRP [Member]
Cash and cash equivalents [Line Items]
Non-mandatory reserve	9,499,000
Overnight BCRP deposits [member]
Cash and cash equivalents [Line Items]
Non-mandatory reserve	0	862,800
Cash and clearing [member]
Cash and cash equivalents [Line Items]
Non-mandatory reserve	S/ 193,461	S/ 119,859